Related Party Transactions (Details) - Schedule of Deferred Revenue - USD ($)	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Total deferred revenue	$ 124,766
Jin Med Medical (Korea) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue	$ 124,766